Events Occurring after the Reporting Period - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended
	Mar. 20, 2023	Mar. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Period of shares repurchased	24 months
Class A Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Maximum repurchase amount	$ 500	$ 1,000